INCOME TAXES (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Accrued expenses	$ 166,357	$ 335,946
Less: valuation allowance	(166,357)	(335,946)
Current deferred tax assets, net
Net operating loss carry forwards	65,738	78,740
Less: valuation allowance, non-current	(65,738)	(78,740)
Non-current deferred tax assets, net
Deferred tax liabilities, Amortization of intangible assets	$ 10,498	$ 271,622